Event Subsequent to December 31, 2021 (Details) - USD ($) $ in Thousands						1 Months Ended							12 Months Ended
	Apr. 13, 2022	Mar. 11, 2022	Feb. 08, 2022	Feb. 04, 2022	Apr. 08, 2021	Mar. 31, 2022	Feb. 28, 2022	Feb. 22, 2022	Feb. 08, 2022	Jan. 27, 2022	Jan. 22, 2022	Mar. 30, 2021	Dec. 31, 2021	Dec. 31, 2019	Mar. 03, 2022
Event Subsequent to December 31, 2021 (Details) [Line Items]
Percentage of share capital									5.02%			0.00%		34.74%
Consideration amount									$ 2,000		$ 400
Purchase amount										$ 250
Invested amount						$ 203	$ 203		$ 1,250	$ 110
Total amount							$ 892
Interest in percentage							38.03%						10.00%
Description of share purchase agreement				On February 04, 2022, the Company entered into a share purchase agreement with Parazero Ltd (hereinafter “Parazero”), a company which is engaged in the field of safety systems for drones, pursuant to which the Company invested USD 1.6 million in exchange for 4.35% of the outstanding share capital of Parazero’s share capital on a fully diluted basis.
Description of options									As part of the agreement, Medigus will be issued approximately 2 million units, comprised of one share of common stock and one warrant, at a subscription price of CAD 0.80 per unit.
Description of warrant			Each warrant will be exercisable for a period of 18 months into one additional share of common stock at a price per share of CAD 2.00. USD 750 thousands of the investment amount paid in cash and USD 500 thousands of the investment amount paid through the issuance of Medigus’ American Depository Shares (ADS), at a price per ADS of USD 1.20
Initial equity percentage													10.00%
Aggregate amount					$ 2,250			$ 1,000
Financing rate, percentage								3.25%
Drew amount															$ 400
Issued and outstanding percentage		80.00%
Net cash		$ 1,000
Investment, description	The Company is the lead investor in an up to USD 1.4 million investment round in ABI Energy Ltd. The Company invested USD 300 thousands in cash and will issue USD 400 thousands worth of its ADS to ABI Energy Ltd.
Bottom of range [Member]
Event Subsequent to December 31, 2021 (Details) [Line Items]
Outstanding share capital (in Shares)											24,920
Top of range [Member]
Event Subsequent to December 31, 2021 (Details) [Line Items]
Percentage of share capital											0.82%